Document and Entity Information	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	Lincoln National Corporation
Entity Incorporation, State or Country Code	IN
Entity File Number	1-6028
Entity Tax Identification Number	35-1140070
Entity Address, Address Line One	150 N. Radnor-Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059558
Amendment Flag	false
Security 12b Title	Common Stock
Trading symbol	LNC
Security Exchange Name	NYSE